Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

The Company states intangible assets at cost less accumulated amortization.

	December 31, 2024	December 31, 2023
License	$214,422	$220,444
Computer software	2,560	2,462
Less: accumulated amortization	(136,997)	(98,227)
Intangible assets, net	$79,985	$124,679

Amortization expenses were $42,050, $41,954 and $45,747 for the years ended December 31, 2024, 2023 and 2022, respectively.

The estimated future amortization expenses are as follows:

Years ending December 31,	Estimated Amortization Expense
2025	$41,159
2026	38,310
2027	516
Total	$79,985